Principal Business Activity and Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Principal Business Activity and Significant Accounting Policies (Details) [Line Items]
Square feet of office space (in Square Feet) | ft²			14,740
Equipment exceeding amount			$ 1,000
Research and development in progress			2,012,000	$ 1,462,000
Advertising costs			18,476,899	8,569,276
Warrant liabilities	$ 931,497		511,295
Foreign exchange rate net loss			(118,831)	(69,228)
Foreign currency translation adjustment income (loss)	(145,808)	$ 407,986	(1,207,885)	69,406
Fair Value, Inputs, Level 1 [Member]
Principal Business Activity and Significant Accounting Policies (Details) [Line Items]
Warrant liabilities	931,497		511,295
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Principal Business Activity and Significant Accounting Policies (Details) [Line Items]
Fair value of money market securities	$ 14,211		333,158	$ 6,408,389
Internally Developed Intangible Assets [Member]
Principal Business Activity and Significant Accounting Policies (Details) [Line Items]
Equipment exceeding amount			$ 1,000